Parent Company Only Condensed Financial Information (Details 1) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2015	Dec. 31, 2014
CONDENSED STATEMENTS OF INCOME
Interest income	$ 4,904	$ 4,604	$ 4,736	$ 4,481	$ 4,499	$ 4,644	$ 4,505	$ 4,277
Interest expense									$ (2,669)	$ (3,065)
Other expenses									(1,655)	(1,581)
Income tax benefit									1,061	693
Net income	$ 1,231	$ 1,071	$ 1,324	952	$ 1,005	$ 1,341	$ 1,214	$ 850	4,578	4,410
Other comprehensive income (loss)				$ 2,360					(212)	2,360
Comprehensive income									4,366	6,770
Parent Company [Member]
CONDENSED STATEMENTS OF INCOME
Dividends from banking subsidiary									1,500	4,000
Interest income									170	198
Interest expense									(172)	(195)
Noninterest Income, Other Operating Income									3	0
Other expenses									(451)	(274)
Income (loss) before income tax and undistributed subsidiary income									1,050	3,729
Income tax benefit									(153)	(92)
Equity in undistributed income or net income of banking subsidiary									3,375	589
Net income									4,578	4,410
Other comprehensive income (loss)									(212)	2,360
Comprehensive income									$ 4,366	$ 6,770